Software Development Cost (Details) - Tradeweb Markets LLC - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 01, 2018
Successor
Software Development Cost
Software development costs	$ 175,656,000
Accumulated amortization	(5,074,000)
Software development costs, net of accumulated amortization	170,582,000
Software development costs capitalized	7,156,000
Fair value assigned to software development costs as a result of the Refinitiv Transaction					$ 168,500,000
Amortization expense	$ 5,074,000
Predecessor
Software Development Cost
Software development costs			$ 218,382,000
Accumulated amortization			(177,201,000)
Software development costs, net of accumulated amortization			41,181,000
Software development costs capitalized		$ 19,523,000	27,157,000	$ 25,351,000
Amortization expense		$ 19,962,000	$ 25,420,000	$ 26,824,000